Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 14—FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Corporation’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The Corporation also used its own view about the assumptions that market participants would use in pricing certain securities (Level 3 inputs).

The following table presents the changes in the Level 3 fair value category for the fiscal period ended December 31, 2011. The Corporation classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

Securities available for sale
	2011	2010
Beginning balance January 1,	$560	$—
Impairment charge on securities	—	(575)
Net change in unrealized loss on securities	(43)	(10)
Purchases, issuances, calls and settlements	—	—
Transfers in and/or out of Level 3	—	1,145

Ending balance December 31,	$517	$560

Impaired loans: The fair value of impaired loans is determined using the fair value of collateral for collateral dependent loans. The Corporation uses appraisals and other available data to estimate the fair value of collateral. (Level 2 inputs).

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2011 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$49,704	$—
Obligations of states and political subdivisions	—	66,219	517
Mortgage-backed securities in government sponsored entities	—	87,518	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$21,062
Other Real Estate Owned	—	—	1,097
Mortgage Servicing Rights	—	60	—

	Fair Value Measurements at December 31, 2010 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$55,707	$—
Obligations of states and political subdivisions	—	59,909	560
Mortgage-backed securities in government sponsored entities	—	68,100	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$15,310
Other Real Estate Owned	—	1,795	—
Mortgage Servicing Rights	—	3	—

The carrying amount and estimated fair values of financial instruments not previously presented were as follows.

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Cash and due from financial institutions	$52,127	$52,127	$79,030	$79,030
Loans, net of allowance for loan losses	764,011	785,900	745,555	763,768
Bank Owned Life Insurance	17,963	17,963	12,320	12,320
Accrued interest receivable	3,787	3,787	4,382	4,382
Financial Liabilities:
Deposits	901,246	911,945	892,463	895,950
Federal Home Loan Bank advances	50,295	52,263	50,327	53,162
U.S. Treasury interest-bearing demand note payable	—	—	2,008	2,008
Securities sold under agreement to repurchase	19,029	19,029	21,842	21,842
Subordinated debentures	29,427	26,461	29,427	20,353
Accrued interest payable	258	258	362	362

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.